Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000146359
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class A
Trading Symbol	CUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
AssetsNet	$ 869,315,689
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146360
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class C
Trading Symbol	CUBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.63%	[2]
AssetsNet	$ 869,315,689
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146362
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class I
Trading Symbol	CUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 869,315,689
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000213138
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class R6
Trading Symbol	CUBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[4]
AssetsNet	$ 869,315,689
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$869,315,689
# of Portfolio Holdings	434
Portfolio Turnover Rate	119%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.2%
Senior Floating-Rate Loans	3.9%
Collateralized Mortgage Obligations	4.8%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	11.2%
Short-Term Investments	13.2%
U.S. Treasury Obligations	15.8%
U.S. Government Agency Mortgage-Backed Securities	16.2%
Corporate Bonds	25.0%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	10.2%
Not Rated	6.8%
C	0.1%
CCC	0.7%
B	5.8%
BB	10.7%
BBB	21.6%
A	5.1%
AA	32.8%
AAA	6.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014074
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class A
Trading Symbol	CTTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 433,151,343
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$433,151,343
# of Portfolio Holdings	308
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.4%
Special Tax Revenue	4.1%
Education	5.0%
Transportation	5.4%
Lease Rev./Cert. of Participation	6.1%
Electric Utilities	6.4%
Other Revenue	7.1%
Hospital	7.7%
Water and Sewer	8.5%
General Obligations	18.1%
Housing	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Cash Securities	2.6%
Not Rated	1.3%
B	0.4%
BB	3.4%
BBB	6.9%
A	22.1%
AA	50.3%
AAA	13.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160651
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class C
Trading Symbol	CTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[6]
AssetsNet	$ 433,151,343
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$433,151,343
# of Portfolio Holdings	308
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.4%
Special Tax Revenue	4.1%
Education	5.0%
Transportation	5.4%
Lease Rev./Cert. of Participation	6.1%
Electric Utilities	6.4%
Other Revenue	7.1%
Hospital	7.7%
Water and Sewer	8.5%
General Obligations	18.1%
Housing	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Cash Securities	2.6%
Not Rated	1.3%
B	0.4%
BB	3.4%
BBB	6.9%
A	22.1%
AA	50.3%
AAA	13.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160653
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class I
Trading Symbol	CTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[7]
AssetsNet	$ 433,151,343
Holdings Count | Holding	308
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$433,151,343
# of Portfolio Holdings	308
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	12.4%
Special Tax Revenue	4.1%
Education	5.0%
Transportation	5.4%
Lease Rev./Cert. of Participation	6.1%
Electric Utilities	6.4%
Other Revenue	7.1%
Hospital	7.7%
Water and Sewer	8.5%
General Obligations	18.1%
Housing	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Cash Securities	2.6%
Not Rated	1.3%
B	0.4%
BB	3.4%
BBB	6.9%
A	22.1%
AA	50.3%
AAA	13.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241884
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class A
Trading Symbol	CMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[8]
AssetsNet	$ 208,593,171
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$208,593,171
# of Portfolio Holdings	81
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.4%
Short-Term Investments	1.8%
Utilities	1.9%
Consumer Staples	4.5%
Materials	5.2%
Health Care	5.4%
Real Estate	6.6%
Information Technology	14.6%
Consumer Discretionary	16.2%
Financials	18.8%
Industrials	23.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.0%
Dorman Products, Inc.	2.7%
Franklin Electric Co., Inc.	2.4%
Performance Food Group Co.	2.3%
Valvoline, Inc.	2.2%
Donaldson Co., Inc.	2.2%
Royalty Pharma PLC, Class A	2.2%
Wyndham Hotels & Resorts, Inc.	2.1%
Southstate Bank Corp.	1.9%
Cincinnati Financial Corp.	1.9%
Total	22.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241883
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class C
Trading Symbol	CMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%	[9]
AssetsNet	$ 208,593,171
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$208,593,171
# of Portfolio Holdings	81
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.4%
Short-Term Investments	1.8%
Utilities	1.9%
Consumer Staples	4.5%
Materials	5.2%
Health Care	5.4%
Real Estate	6.6%
Information Technology	14.6%
Consumer Discretionary	16.2%
Financials	18.8%
Industrials	23.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.0%
Dorman Products, Inc.	2.7%
Franklin Electric Co., Inc.	2.4%
Performance Food Group Co.	2.3%
Valvoline, Inc.	2.2%
Donaldson Co., Inc.	2.2%
Royalty Pharma PLC, Class A	2.2%
Wyndham Hotels & Resorts, Inc.	2.1%
Southstate Bank Corp.	1.9%
Cincinnati Financial Corp.	1.9%
Total	22.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241882
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class I
Trading Symbol	CMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[10]
AssetsNet	$ 208,593,171
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$208,593,171
# of Portfolio Holdings	81
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.4%
Short-Term Investments	1.8%
Utilities	1.9%
Consumer Staples	4.5%
Materials	5.2%
Health Care	5.4%
Real Estate	6.6%
Information Technology	14.6%
Consumer Discretionary	16.2%
Financials	18.8%
Industrials	23.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.0%
Dorman Products, Inc.	2.7%
Franklin Electric Co., Inc.	2.4%
Performance Food Group Co.	2.3%
Valvoline, Inc.	2.2%
Donaldson Co., Inc.	2.2%
Royalty Pharma PLC, Class A	2.2%
Wyndham Hotels & Resorts, Inc.	2.1%
Southstate Bank Corp.	1.9%
Cincinnati Financial Corp.	1.9%
Total	22.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized